May 30, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:  Ms. Patsy Mengiste, Document Control - EDGAR

Re:    AXP Strategy Series, Inc.
               AXP Equity Value Fund
               AXP Focused Growth Fund
               AXP Partners Small Cap Growth Fund
               AXP Small Cap Advantage Fund
               AXP Strategy Aggressive Fund
       File No. 2-89288/811-3956

Dear Ms. Mengiste:

Registrant certifies that the form of prospectuses and Statements of Additional that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statment or Amendment has been filed electronically.

Sincerely,

AXP STRATEGY SERIES, INC.



/s/  Leslie L. Ogg
-------------------
     Leslie L. Ogg
     Vice President, General Counsel and Secretary

LLO/HB